Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments
36.	FINANCIAL INSTRUMENTS

a.	Categories of financial instruments

December 31, 2017
NT$
(In Millions)
Financial assets
FVTPL (Note 1)	$569.8
Available-for-sale financial assets	98,248.5
Held-to-maturity financial assets	20,821.7
Hedging derivative financial assets	34.4
Loans and receivables (Note 2)	684,416.6

$804,091.0

Financial liabilities
FVTPL (Note 1)	$26.7
Hedging derivative financial liabilities	15.6
Amortized cost (Note 3)	340,501.2

$340,543.5

Note 1:	Including held for trading and designated as at FVTPL.
Note 2:	Including cash and cash equivalents, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 3:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits.

December 31, 2018
NT$
(In Millions)
Financial assets
FVTPL (Note 4)	$3,504.6
FVTOCI (Note 5)	107,067.5
Hedging financial assets	23.5
Amortized cost (Note 6)	745,585.8

$856,181.4

Financial liabilities
FVTPL (Note 7)	$40.8
Hedging financial liabilities	155.8
Amortized cost (Note 8)	318,475.8

$318,672.4

Note 4:	Financial assets mandatorily measured at FVTPL.
Note 5:	Including notes and accounts receivable, net, debt and equity investments.
Note 6:	Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 7:	Held for trading.
Note 8:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits.

b.	Financial risk management objectives

The Company seeks to ensure sufficient cost-efficient funding readily available when needed. The Company manages its exposure to foreign currency risk, interest rate risk, equity price risk, credit risk and liquidity risk with the objective to reduce the potentially adverse effects the market uncertainties may have on its financial performance.

The plans for material treasury activities are reviewed by Audit Committees and/or Board of Directors in accordance with procedures required by relevant regulations or internal controls. During the implementation of such plans, Corporate Treasury function must comply with certain treasury procedures that provide guiding principles for overall financial risk management and segregation of duties.

c.	Market risk

The Company is exposed to the financial market risks, primarily changes in foreign currency exchange rates, interest rates and equity investment prices. A portion of these risks is hedged.

Foreign currency risk

Most of the Company’s revenues and expenditures are denominated in foreign currencies. Consequently, the Company is exposed to foreign currency risk. To protect against reductions in value and the volatility of future cash flows caused by changes in foreign exchange rates, the Company uses derivative financial instruments, such as forward exchange contracts and cross currency swaps, and non-derivative financial instruments, such as foreign currency-denominated debt, to partially hedge the Company’s existing and certain forecasted currency exposure. These hedges will offset only a portion of, but do not eliminate, the financial impact from movements in foreign currency exchange rates.

The Company’s sensitivity analysis of foreign currency risk mainly focuses on the foreign currency monetary items and the derivatives financial instruments at the end of the reporting period. Assuming an unfavorable 10% movement in the levels of foreign exchanges relative to the New Taiwan dollar, the net income for the years ended December 31, 2016, 2017 and 2018 would have decreased by NT$111.3 million, NT$867.9 million and NT$506.4 million, respectively, and the other comprehensive income for the years ended December 31, 2017 and 2018 would have decreased by NT$265.9 million and NT$315.6 million, respectively.

Interest rate risk

The Company is exposed to interest rate risk primarily related to its outstanding debt and investments in fixed income securities. All of the Company’s bonds payable have fixed interest rates and are measured at amortized cost. As such, changes in interest rates would not affect the future cash flows.

The Company classified its investments in fixed income securities as available-for-sale and held-to-maturity financial assets in 2017; as financial assets at FVTPL, financial assets at FVTOCI and financial assets at amortized costs starting from 2018. Because held-to-maturity fixed income securities and financial assets at amortized costs are measured at amortized cost, changes in interest rates would not affect the fair value. On the other hand, available-for-sale fixed income securities, financial assets at FVTPL and financial assets at FVTOCI are exposed to fair value fluctuations caused by changes in interest rates. The Company utilized interest rate futures to partially hedge the interest rate risk on its available-for-sale fixed income investments, financial assets at FVTPL and financial assets at FVTOCI. These hedges may offset only a small portion of the financial impact from movements in interest rates.

Based on a sensitivity analysis performed at the end of the reporting period, an unfavorable movement of hypothetical 1.00% increase in interest rates across all maturities would have resulted in a decrease in net income by NT$247.8 million for the year ended December 31, 2018, and in a decrease in other comprehensive income by NT$1,600.9 million, NT$2,119.7 million and NT$2,450.0 million for the years ended December 31, 2016, 2017 and 2018, respectively.

Other price risk

The Company is exposed to equity price risk arising from available-for-sale equity investments for both 2016 and 2017 and financial assets at FVTOCI for 2018.

Assuming a hypothetical decrease of 10% in prices of the equity investments at the end of the reporting period for the years ended December 31, 2016, 2017 and 2018, the other comprehensive income would have decreased by NT$685.1 million, NT$703.0 million and NT$427.1 million, respectively.

d.	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial losses to the Company. The Company is exposed to credit risks from operating activities, primarily trade receivables, and from investing activities, primarily deposits, fixed-income investments and other financial instruments with banks. Credit risk is managed separately for business related and financial related exposures. As of the end of the reporting period, the Company’s maximum credit risk exposure is equal to the carrying amount of financial assets.

Business related credit risk

The Company’s trade receivables are from its customers worldwide. The majority of the Company’s outstanding trade receivables are not covered by collaterals or guarantees. While the Company has procedures to monitor and manage credit risk exposure on trade receivables, there is no assurance such procedures will effectively eliminate losses resulting from its credit risk. This risk is heightened during periods when economic conditions worsen.

As of December 31, 2017 and 2018, the Company’s ten largest customers accounted for 70% and 79% of accounts receivable, respectively. The Company believes the concentration of credit risk is not material for the remaining accounts receivable.

Financial credit risk

The Company mitigates its financial credit risk by selecting counterparties with investment-grade credit ratings and by limiting the exposure to any individual counterparty. The Company regularly monitors and reviews the limit applied to counterparties and adjusts the limit according to market conditions and the credit standing of the counterparties.

The risk management of expected credit loss for financial assets at amortized cost and investments in debt instruments at FVTOCI is as follows:

The Company only invests in debt instruments that are rated as investment grade or higher. The credit rating information is supplied by external rating agencies. The Company assesses whether there has been a significant increase in credit risk since initial recognition by reviewing changes in external credit ratings, financial market conditions and material information of the bond-issuers.

The Company assesses the 12-month expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating on trade date and valuation date: (1) Within investment grade (2) Between BB+ and BB-	12 months expected credit loss	0—0.1%
Doubtful	Credit rating on trade date and valuation date: (1) From investment grade to non-investment grade (2) From BB+~BB— to B+~CCC-	Lifetime expected credit loss-not credit impaired	—
In default	Credit rating CC or below	Lifetime expected credit loss-credit impaired	—
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	—

For the year ended December 31, 2018, the expected credit loss decreases NT$1.1 million, mainly attributed to asset allocation adjustment to debt investments of higher credit rating.

e.	Liquidity risk management

The objective of liquidity risk management is to ensure the Company has sufficient liquidity to fund its business operations over the next 12 months. The Company manages its liquidity risk by maintaining adequate cash and cash equivalent, debt investment at FVTPL, financial assets at FVTOCI-current, and financial assets amortized at cost-current.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	2-3 Years	4-5 Years	5+ Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2017

Non-derivative financial liabilities
Short-term loans	$63,802.0	$—	$—	$—	$63,802.0
Accounts payable (including related parties)	30,069.2	—	—	—	30,069.2
Payables to contractors and equipment suppliers	55,723.8	—	—	—	55,723.8
Accrued expenses and other current liabilities	24,659.7	—	—	—	24,659.7
Bonds payable	60,176.8	68,378.8	7,777.7	18,203.6	154,536.9
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	8,493.8	7,503.1	83.7	—	16,080.6

	242,925.3	75,881.9	7,861.4	18,203.6	344,872.2

Derivative financial instruments
Forward exchange contracts
Outflows	67,393.5	—	—	—	67,393.5
Inflows	(67,957.9)	—	—	—	(67,957.9)

	(564.4)	—	—	—	(564.4)

	$242,360.9	$75,881.9	$7,861.4	$18,203.6	$344,307.8

December 31, 2018

Non-derivative financial liabilities
Short-term loans	$88,810.7	$—	$—	$—	$88,810.7
Accounts payable (including related parties)	34,357.4	—	—	—	34,357.4
Payables to contractors and equipment suppliers	43,133.7	—	—	—	43,133.7
Accrued expenses and other current liabilities	50,241.0	—	—	—	50,241.0
Bonds payable	36,039.9	35,340.8	22,979.4	—	94,360.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	6,835.7	2,891.6	461.7	—	10,189.0

	259,418.4	38,232.4	23,441.1	—	321,091.9

Derivative financial instruments
Forward exchange contracts
Outflows	49,302.3	—	—	—	49,302.3
Inflows	(49,393.7)	—	—	—	(49,393.7)

	(91.4)	—	—	—	(91.4)

	$259,327.0	$38,232.4	$23,441.1	$—	$321,000.5

f.	Fair value of financial instruments

1)	Fair value measurements recognized in the consolidated statements of financial position

Fair value measurements are grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

2)	Fair value of financial instruments that are measured at fair value on a recurring basis

Fair value hierarchy

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Held for trading
Forward exchange contracts	$—	$569.8	$—	$569.8

Available-for-sale financial assets
Corporate bonds	$—	$40,165.2	$—	$40,165.2
Agency bonds/Agency mortgage-backed securities	—	29,235.4	—	29,235.4
Asset-backed securities	—	13,459.5	—	13,459.5
Government bonds	7,716.0	101.7	—	7,817.7
Publicly traded stocks	2,548.1	—	—	2,548.1
Commercial paper	—	148.3	—	148.3

	$10,264.1	$83,110.1	$—	$93,374.2

Hedging derivative financial assets
Fair value hedges
Interest rate futures contracts	$27.0	$—	$—	$27.0
Cash flow hedges
Forward exchange contracts	—	7.4	—	7.4

	$27.0	$7.4	$—	$34.4

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$26.7	$—	$26.7

Hedging derivative financial liabilities
Cash flow hedges
Forward exchange contracts	$—	$15.6	$—	$15.6

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Agency mortgage-backed securities	$—	$3,419.3	$—	$3,419.3
Forward exchange contracts	—	85.3	—	85.3

	$—	$3,504.6	$—	$3,504.6

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$40,753.6	$—	$40,753.6
Agency bonds/Agency mortgage-backed securities	—	31,288.8	—	31,288.8
Asset-backed securities	—	15,670.3	—	15,670.3
Government bonds	11,006.2	145.1	—	11,151.3
Commercial paper	—	107.6	—	107.6
Investments in equity instruments
Non-publicly traded equity investments	—	—	3,910.7	3,910.7
Publicly traded stocks	590.1	—	—	590.1
Notes and accounts receivable, net	—	3,595.1	—	3,595.1

	$11,596.3	$91,560.5	$3,910.7	$107,067.5

Hedging financial assets
Cash flow hedges
Forward exchange contracts	$—	$23.5	$—	$23.5

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$40.8	$—	$40.8

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$153.9	$—	$—	$153.9
Cash flow hedges
Forward exchange contracts	—	1.9	—	1.9

	$153.9	$1.9	$—	$155.8

Reconciliation of Level 3 fair value measurements of financial assets

The financial assets measured at Level 3 fair value were equity investments classified as financial assets at FVTOCI. Reconciliations for the year ended December 31, 2018 were as follows:

NT$
(In Millions)
Balance at January 1, 2018	$5,841.4
Additions	212.5
Recognized in other comprehensive income	(2,141.4)
Disposals and proceeds from return of capital of investments	(175.8)
Effect of exchange rate changes	174.0

Balance at December 31, 2018	$3,910.7

Valuation techniques and assumptions used in Level 2 fair value measurement

The fair values of financial assets and financial liabilities are determined as follows:

•

The fair values of corporate bonds, agency bonds, agency mortgage-backed securities, asset-backed securities, and government bonds are determined by quoted market prices provided by third party pricing services.

•

Forward exchange contracts are measured using forward exchange rates and the discounted yield curves that are derived from quoted market prices. For investments in commercial paper, the fair values are determined by the present value of future cash flows based on the discounted yield curves that are derived from the quoted market prices.

•	The fair value of accounts receivables classified as at FVTOCI are determined by the present value of future cash flows based on the discount rate that reflects the credit risk of counterparties.

Valuation techniques and assumptions used in Level 3 fair value measurement

The fair values of non-publicly traded equity investments are mainly determined by using the asset approach, income approach and market approach.

To determine the fair value, the Company utilizes the asset approach and takes into account the net asset value measured at the fair value by independent parties. On December 31, 2018, the Company uses unobservable inputs derived from discount for lack of marketability by 10%. When other inputs remain equal, the fair value will decrease by NT$31.4 million if discounts for lack of marketability increase by 1%.

The income approach utilizes discounted cash flows to determine the present value of the expected future economic benefits that will be derived from the investment. On December 31, 2018, the Company uses significant unobservable inputs, which include expected returns, discount rate of 10%, discounts for lack of marketability of 10% and discounts for lack of control of 10%.

For the remaining few investments, the market approach is used to arrive at their fair value, for which the recent financing activities of investees, the market transaction prices of the similar companies and market conditions are considered.

3)	Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the Company considers that the carrying amounts of financial instruments in the consolidated financial statements that are not measured at fair value approximate their fair values.

Fair value hierarchy

The table below sets out the fair value hierarchy for the Company’s assets and liabilities which are not required to measure at fair value:

	December 31, 2017
	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity securities
Corporate bonds	$19,338.8	$—	$19,541.4	$—	$19,541.4
Structured product	1,482.9	—	1,475.4	—	1,475.4

	$20,821.7	$—	$21,016.8	$—	$21,016.8

Financial liabilities
Measured at amortized cost
Bonds payable	$150,201.1	$—	$152,077.7	$—	$152,077.7

	December 31, 2018
	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$19,511.8	$—	$19,554.5	$—	$19,554.5
Commercial paper	2,294.1	—	2,296.2	—	2,296.2

	$21,805.9	$—	$21,850.7	$—	$21,850.7

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$91,800.0	$—	$93,171.3	$—	$93,171.3

Valuation techniques and assumptions used in Level 2 fair value measurement

The fair value of corporate bonds is determined by quoted market prices provided by third party pricing services. The fair value of structured product is determined by quoted market prices provided by the counterparty.

The fair value of commercial paper is determined by the present value of future cash flows based on the discounted curves that are derived from the quoted market prices.

The fair value of the Company’s bonds payable is determined by quoted market prices provided by third party pricing services.